Acquisition of the Oriental VIP Room (Oriental VIP Room [Member])	12 Months Ended
Dec. 31, 2014
Oriental VIP Room [Member]
Business Acquisition Integration Restructuring and Other Related Costs [Text Block]
Note 11 — Acquisition of the Oriental VIP Room

On June 26, 2013, the Company completed the purchase of the profit interest pursuant to a Profit Interest Purchase Agreement (“Oriental VIP Room Purchase Agreement”) with Mr. Vong Veng Im (the “Oriental VIP Room Seller”), to acquire the right to 100% of the profit derived from the operations, effective July 1, 2013, from the promotion of a VIP gaming room at the Le Royal Arc Casino in Macau for an aggregate amount of $20,000,000 in cash, of which $10,000,000 was paid at the closing and $10,000,000 was paid at a subsequent closing (the “Purchase Price”), upon the completion of certain conditions. Mr. Vong is a collaborator for the gaming promoter license holder at the Le Royal Arc Casino.

For purposes of the Oriental VIP Room Purchase Agreement, “Base Rolling Chip Turnover” means $2,500,000,000 of non-negotiable chips that the Oriental VIP Room Seller’s network of junket agents purchases from Oriental VIP Room’s and the Company’s VIP gaming rooms.

In addition, as more fully set forth below, the Company is required to pay and issue to the Oriental VIP Room Seller (i) up to an aggregate of $39,000,000 and 1,875,000 Ordinary Shares in the event certain rolling chip turnover targets are achieved for each of the three 12 month periods ending June 30, 2014, 2015 and 2016 following the closing date (the “Base Earnout Payment”), (ii) and additional cash payments and Ordinary Shares in the event the rolling chip turnover targets for each of the three 12 month periods ending June 30, 2014, 2015 and 2016 following the closing date are exceeded, in increments of $25,000,000 (the “Incremental Earnout Payment”). For each $25,000,000 increment in which the rolling chip Turnover target for such year is exceeded, the Company shall pay an additional $130,000 and issue 6,250 Ordinary Shares. The Oriental VIP Room Seller is not entitled to any additional Incremental Earnout Payments in the event that the Seller’s rolling chip turnover exceeds $5,000,000,000. As a result, in any year the maximum Incremental Earnout Payment cannot exceed $13,000,000 in cash and 625,000 in Ordinary Shares. In the event that the Seller fails to achieve the Base Rolling Chip Turnover in any year, the Oriental VIP Room Seller will not be entitled to receive any earnout payments. If the Oriental VIP Room Seller achieves an aggregate Rolling Chip Turnover of at least $15,000,000,000 for the 36 month period ending June 30, 2016, the Company shall pay an additional $2,500,000 for every $1,000,000,000 of rolling chip turnover in excess of $15,000,000,000 up to a maximum of $12,500,000.

The Earnout Shares, Incentive Shares and Additional Incentive Shares (each as defined in the Oriental VIP Room Purchase Agreement) shall be released and issued to the Oriental VIP Room Seller as follows:

	Rolling Chip Turnover Target
12 Month Period	For Base Earnout Payments	Base Earnout Cash Payments	Base Earnout Shares	Incremental Earnout Payment
June 30, 2014	$2,500,000,000	$13,000,000	625,000	*
June 30, 2015	$2,500,000,000	$13,000,000	625,000	*
June 30, 2016	$2,500,000,000	$13,000,000	625,000	*

*- For each $25,000,000 increment in which the rolling chip turnover target for such year is exceeded, the Company shall pay an additional $130,000 and 6,250 Ordinary Shares. In addition, an aggregate rolling chip turnover of at least $15,000,000,000 for the 36 month period ending June 30, 2016 the Company shall pay an additional $2,500,000 for every $1,000,000,000 of rolling chip turnover in excess of $15,000,000,000 up to a maximum of $12,500,000.

Additionally, Mr. Vong Veng Im has agreed to provide a personal guarantee, through June 30, 2016 providing for the guaranty of all obligations of Oriental VIP Room and the Oriental VIP Room Seller pursuant to the Oriental VIP Room Purchase Agreement, including, but not limited to any bad debts the Oriental VIP Room Seller network of junket agents may have incurred or may incur in the future.

As of June 26, 2013, the total estimated purchase price of $57,803,560 consisting of $10,000,000 in cash, and estimated contingent consideration of $47,803,560 consisting of contingent cash and Ordinary Shares has been allocated based on valuations performed to determine the fair values of the acquired assets as follows:

Bad Debt Guarantee	$16,881
Non-Compete agreement	305,927
Profit interest agreement	56,758,004
Goodwill	722,748

Total Estimated Purchase Price	$57,803,560

In accordance with the FASB ASC Topic 805 on business combinations, a liability of $41,404,026 and $36,528,269 was recognized for the estimated acquisition fair value of the contingent consideration based on the probability of the achievement of the rolling chip turnover targets at December 31, 2014 and December 31, 2013, respectively. Any change in the fair value of the acquisition-related contingent consideration subsequent to the acquisition date, including changes from events after the acquisition date, such as changes in the Group’s estimate of the rolling chip turnover expected to be achieved, will be recognized in earnings in the period that estimated fair value changes. The fair value estimate assumes probability-weighted rolling chip turnover targets are achieved over the earn-out period. Actual achievement of rolling chip turnover targets for this assumed earn-out period could reduce the liability to zero. A change in the fair value of the acquisition-related contingent consideration could have a material impact on the Group’s statement of operations and financial position in the period of change in estimate. During the years ended December 31, 2014 and 2013, the Company recognized a loss of $34,741,233 and a gain of $1,298,252, respectively, due to the change in the fair value of the contingent consideration utilizing Level 3 fair value measurements. Fluctuations in the market value of the Company's Ordinary Shares and subsequent performance will cause the fair value to increase or decrease and the resulting change will be recognized in earnings.

The Oriental VIP Room achieved the minimum rolling chip target for 12 months ended June 30, 2014 in January of 2014. As a result the Company paid the Oriental VIP Room Seller $13,000,000 in September 2014 and issued 625,000 Ordinary Shares in the fourth quarter of 2014. Additionally, the Oriental VIP Room reached the incremental earn out rolling chip target for 12 months ended June 30, 2014 and was paid an additional $13,000,000 in September 2014 and issued an additional 625,000 Ordinary Shares in the fourth quarter of 2014. The Oriental VIP Room has not yet reached the incremental earn out rolling chip target for 12 months ended June 30, 2015.

The following is a reconciliation of the change in fair value of the contingent consideration:

Contingent Consideration as of June 26, 2013	$47,803,560
Payment	(10,000,000)
Ordinary Shares Issued	—
Change in Fair Value of Contingent Consideration	(1,298,252)
Foreign Currency Translation Adjustment	22,961
Contingent Consideration as of December 31, 2013	$36,528,269
Payment	(26,000,000)
Ordinary Shares Issued	(3,875,000)
Change in Fair Value of Contingent Consideration	34,741,233
Foreign Currency Translation Adjustment	9,524
Contingent Consideration Payable as of December 31, 2014	$41,404,026

Management has considered the factors that make up the goodwill recognized in the transaction including the reputation of the VIP gaming room and its location at the Le Royal Arc Casino in Macau. Additional factors include the synergies between the operations of the Oriental VIP Room and the operations of Sang Heng, Sang Lung, Bao Li Gaming and King’s Gaming, including the expanded network of junket agents and the ability to offer higher tier players the opportunity to play at another high end luxury downtown Macau location or a high end luxury Cotai location. These factors do not qualify for separate recognition in the overall purchase price allocation. Total acquisition costs which have been expensed, amounting to approximately $1,252,000.

Management determined that the acquisition of the operations of Oriental VIP Room at the Le Royal Arc Casino in Macau would allow the Company to expand its operations in downtown Macau and appeal to a wider number of players. Prior to the acquisition, the Company's had only one VIP gaming room in downtown Macau. Additionally, the acquisition of the operations of Oriental VIP Room brought an additional network of junket agents and collaborators that may increase revenues at the Company's Macau VIP rooms.

The following is a summary of the current and long term portions of the estimated contingent consideration expected to be paid for the acquisition of the Oriental VIP Room:

Years Ended December 31,	Total Contingent Consideration

2015	$13,738,762
2016	27,665,264
$41,404,026

The following is a summary of revenues, expenses and net income of Oriental VIP Room since the effective acquisition date (July 1, 2013) included in the consolidated results of operations for the Company during the year ended December 31, 2013:

Revenues	$9,511,291
Expenses	(10,477,592)
Net Income Attributable To Oriental VIP Room	$(966,301)

The following pro forma consolidated statements of operations have been prepared assuming that the acquisition of Oriental VIP Room occurred on January 1 of each of the years presented.

	Pro Forma	Pro Forma
	Consolidated	Consolidated
	For the Year	For the Year
	Ended	Ended
	December	December
	31, 2013	31, 2012
Revenue	$242,775,634	$250,471,881
Expenses	242,079,136	188,319,635
Pro Forma Net Income Attributable To Ordinary Shareholders	$696,498	$62,152,246
Pro Forma Net Income Per Share
Basic	$0.01	$1.36
Diluted	$0.01	$1.36
Weighted average shares outstanding
Basic	53,030,405	45,752,743
Diluted	53,210,572	45,752,922